Cash Flow Statement Reconciliation of Cash and Restricted Cash - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Statement of Cash Flows [Abstract]
Cash, end of year	$ 1,109,834	$ 1,134,416
Restricted cash, end of year	5,303,533	1,817,607
Cash and restricted cash at end of year	6,413,367	2,952,023
Cash, beginning of year	1,134,416	3,196,683
Restricted cash, beginning of year	1,817,607	3,611,507
Cash and restricted cash at beginning of year	$ 2,952,023	$ 6,808,190